Investment Strategy - Significance Capital Enhanced Alpha ETF	May 11, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S. listed equity securities. The Fund defines equity securities to include common stocks, preferred stocks, warrants, depositary receipts (e.g., American Depositary Receipts (“ADRs”), equity interests in real estate investment trusts (“REITs”), and underlying ETFs that provide exposure to equity securities. The Fund’s investments may include the equity securities of companies of any market capitalization, with a bias towards large-capitalization companies. Security selection is determined based on a proprietary investment process developed by Significance Capital Management LLC, the sub-adviser to the Fund (the “Sub-Adviser”).
The Fund’s investable universe generally consists of U.S.-listed equity securities with market capitalizations greater than or equal to the total market capitalization of the smallest company included in the Russell 1000® Index. The Sub-Adviser selects securities from the investable universe for the Fund’s portfolio by utilizing its proprietary screening process that combines quantitative analysis, a review of market sentiment factors, and fundamental company analysis. The Sub-Adviser classifies each security for investment into one of the following style categories: (1) Defensive; (2) Fundamental/Growth/Momentum; (3) Cyclical/Value.
The allocations to the three style categories are informed by the Sub-Adviser’s research which has focused on identifying periods when one or more of the underlying factors considered within the respective style categories are likely to be favored. The Fund, under normal market conditions, will have an allocation to each style category.
The Defensive Category - generally represents between 20%-70% of the Fund’s overall portfolio. This category will include stocks of companies that the Sub-Adviser believes have defensive characteristics, such as low volatility, good dividend yield, and companies with strong balance sheets and defensive business models.
The Fundamental/Growth/Momentum Category - generally represent between 20%-70% of the Fund’s overall portfolio. This category will include companies that the Sub-Adviser believes demonstrate strong fundamentals, defined by positive earnings revisions, sustainable growth, and stocks with price momentum.
The Cyclical/Value Category - generally represents between 10%-60% of the Fund’s overall portfolio. This category will include companies that the Sub-Adviser believes have inexpensive valuations, are within industries whose performance is highly correlated with the company’s business cycle, high beta, and/or leverage to commodity prices.
The Sub-Adviser’s screening process selects the most attractive equity securities from the investment universe based on the attributes described above and that fit within the respective style categories, creating a target weight based on its view of market conditions for each of the style categories. Under normal market conditions, the Fund will maintain exposure to each of the style categories with percentage allocations varying based on the Sub-Adviser’s proprietary investment process. A neutral portfolio would represent approximately a 50% allocation to Fundamental/Growth/Momentum and 25% allocation to Defensive and Cyclical/Value, respectively.
The Sub-Adviser monitors the Fund’s portfolio daily, measuring the Fund’s exposure to the three style categories along with its sector and individual security weightings relative to a broad-based securities index. This process also evaluates each of the style categories relative to one another. The results of the comparative analysis are used by the Sub-Adviser to implement a factor rotation style of investing that adjusts the Fund’s allocation to each of the style categories based on market conditions. By using a modest factor rotation, the Sub-Adviser expects the Fund’s portfolio will gradually change its allocations to the three style categories over time, generally avoiding abrupt changes to the Fund’s overall portfolio.
The Fund’s exposure to foreign securities will be through depositary receipts, in particular ADRs, which are negotiable security instruments that are issued by a US bank that represent a specific number of shares in a foreign company that is traded in US financial markets. The Fund may also invest in underlying ETFs for exposure to foreign securities. The Fund’s foreign exposure will be limited to 20% of Fund net assets.
The Fund may also invest in underlying ETFs for exposure to the overall market or for tactical positioning to a specific asset class or sector. When selecting ETFs for investment, the Sub-Adviser will review its structure, relative performance among its peer group, total operating expense ratio, portfolio turnover, investment objective, and investment restrictions and limitations. The Sub-Adviser will typically invest in underlying ETFs that have strong performance records relative to peers, have lower operating expenses, and demonstrated expertise and focus on the Sub-Adviser’s desired asset exposure. The Fund’s portfolio may also utilize inverse, leveraged, and inverse leveraged ETFs to obtain exposure to one or more asset classes.
While the Fund’s primary focus is on investments in equity securities, the Fund may invest in cash or cash equivalent positions when the Sub-Adviser believes there is a high level of risk, volatility is rising, and equity prices are declining. The Fund’s investments in cash equivalent positions will typically consist of investment grade money market instruments and/or money market mutual funds, but it could include short-term U.S. government securities and government agency securities. At times, the Fund may hold a significant portion of its assets in cash or cash equivalent positions for extended periods of time while the Sub-Adviser waits for the equity markets to offer more attractive opportunities.
Sector weightings in the Fund are driven by the Sub-Adviser’s investment process which may include overweight positions in some sectors and omission of other sectors. The specific sectors overweighted by the Fund will likely be different over time as the economic and market environment change.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.
The Sub-Adviser may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.